UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09092

First Eagle Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105-4300
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Funds 1345 Avenue of the Americas New York, New York 10105-4300
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

First Eagle Global Fund

SCHEDULE OF INVESTMENTS

July 31, 2007

(Unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)
	Common and Preferred Stocks - U.S. (28.33%)

	Consumer Discretionary (2.39%)
6,643,070	McDonald’s Corporation	$184,142,058	$318,003,761
3,772,600	International Speedway Corporation, Class ‘A’	191,322,963	180,669,814
390,000	Weyco Group, Inc.	1,285,375	9,948,900
185,000	St. John Knits International Inc. (a)	3,180,703	5,642,500
		379,931,099	514,264,975
	Consumer Staples (0.51%)
2,235,148	Anheuser-Busch Companies Inc.	97,185,155	109,008,168
32,570	Seneca Foods Corporation, Class ‘A’ (a)	490,179	892,418
		97,675,334	109,900,586
	Energy (3.78%)
4,721,433	ConocoPhillips Company	244,762,591	381,680,644
3,154,041	Apache Corporation	210,743,103	254,972,674
1,107,340	Murphy Oil Corporation	45,709,775	68,699,374
1,883,846	BJ Services Company	51,505,506	49,262,573
1,042,780	Helmerich & Payne, Inc.	30,576,616	33,754,789
768,510	San Juan Basin Royalty Trust	26,319,567	24,945,835
		609,617,158	813,315,889
	Financials (0.01%)
114,750	East Texas Financial Services, Inc.	862,688	1,950,750
8,200	Redwood Financial, Inc. (a)(d)	71,750	129,150
		934,438	2,079,900
	Health Care (2.60%)
6,964,100	Johnson & Johnson	427,078,919	421,328,050
950,300	Wellpoint Inc. (a)	71,271,295	71,386,536
1,636,532	Covidien Limited (a)	45,060,755	67,015,985
		543,410,969	559,730,571
	Holding Companies (2.52%)
4,915	Berkshire Hathaway Inc., Class ‘A’ (a)	414,943,985	540,650,000
2,485	J.G. Boswell Company	573,840	1,963,150
		415,517,825	542,613,150
	Industrials (2.00%)
7,350,531	Cintas Corporation	275,662,666	268,735,413
8,811,151	Blount International Inc. (a)(c)	116,304,729	100,182,787
1,576,258	UniFirst Corporation	37,181,601	59,204,250
4,805	Conbraco Industries, Inc. (a)(c)	1,568,050	1,708,177
365,000	Kaiser Ventures LLC (a)(d)(e)(f)	—	1,047,550
		430,717,046	430,878,177
	Media (4.55%)
6,041,875	Comcast Corporation-Special Class ‘A’ (a)	128,104,269	158,115,869
6,989,304	Liberty Interactive (a)	120,099,693	146,425,919
2,984,210	Clear Channel Communications, Inc.	91,094,403	110,117,349
890,912	Liberty Capital (a)	55,510,733	101,964,878
4,809,260	News Corporation, Class ‘A’	73,140,045	101,571,571
4,183,380	New York Times Company, Class ‘A’	103,664,618	95,632,067
2,068,320	Getty Images, Inc. (a)	87,922,857	92,929,618
2,344,090	CBS Corporation, Class ‘B’	61,118,832	74,354,535
1,406,966	OmniCom Group	62,782,366	72,979,326
421,960	Meredith Corporation	21,631,779	23,836,520
34,924	Mills Music Trust (c)	1,055,337	1,433,630
		806,124,932	979,361,282
	Paper and Forest Products (1.96%)
5,662,482	Rayonier Inc. (c)	121,299,553	239,749,488
4,069,600	Plum Creek Timber Company, Inc.	131,114,009	158,144,656
482,700	Deltic Timber Corporation	23,561,858	25,095,573
		275,975,420	422,989,717
	Precious Metals (0.52%)
5,965,190	Newmont Mining Corporation Holding Company	86,341,437	111,025,390
	Real Estate (0.07%)
500,000	Crescent Real Estate Equities Company	7,671,061	11,290,000
258,133	Price Legacy Corporation Pfd., Series ‘A’	2,935,244	3,839,728
192,250	LandCo LLC (a)(d)(e)(f)	669,030	669,030
21,124	Security Capital European Realty (a)(d)(f)	—	—
		11,275,335	15,798,758

See Notes to Schedule of Investments

	Retail (4.02%)
7,977,250	Costco Wholesale Corporation	333,460,866	477,039,550
5,194,650	Wal-Mart Stores, Inc.	237,408,708	238,694,168
1,528,010	Tiffany & Company	42,153,738	73,726,483
1,347,150	Barnes & Noble, Inc.	30,166,364	45,196,882
1,000,000	Dillard’s Inc., Class ‘A’	16,266,643	29,890,000
		659,456,319	864,547,083
	Technology and Telecommunications (3.22%)
13,058,220	Microsoft Corporation	314,460,404	378,557,798
6,642,460	Intel Corporation	121,945,846	156,894,905
2,534,490	Linear Technology Corporation	82,493,960	90,354,569
2,141,250	Maxim Integrated Products, Inc.	67,784,801	67,877,625
		586,685,011	693,684,897
	Utilities (0.18%)
727,930	IDACORP, Inc.	22,261,208	22,536,713
325,000	CalEnergy Capital Trust 6½% Conv. Pfd.	14,327,813	15,356,250
		36,589,021	37,892,963

	Total Common and Preferred Stocks - U.S.	4,940,251,344	6,098,083,338

	Common and Preferred Stocks and Rights - Non-U.S. (43.64%)

	Australia and New Zealand (0.06%)
3,184,178	Spotless Group Limited (8)	8,887,624	12,343,714
	Belgium (0.27%)
1,934,375	Deceuninck (c)(1)	48,605,944	56,933,347
	Brazil (0.32%)
1,242,090	Petroleo Brasileiro SA ADR (3)	35,187,758	69,370,727
	Canada (0.16%)
2,222,250	IAMGOLD Corporation (12)	16,750,353	18,375,194
267,580	Aber Diamond Corporation (9)	7,505,476	9,996,693
518,134	Yellow Pages Income Fund (10)	5,727,182	6,533,576
		29,983,011	34,905,463
	Chile (0.07%)
7,000,000	Quinenco SA (8)	4,366,596	15,773,324
436,049	Quinenco SA rights (a)(8)	—	143,830
		4,366,596	15,917,154
	France (10.77%)
5,352,800	Sanofi-Aventis (6)	455,918,570	450,654,507
4,982,292	Sodexho Alliance SA (1)	138,146,328	332,568,001
1,674,599	Wendel Investissement (7)	38,126,102	303,702,756
2,096,866	L’Oréal SA (2)	156,316,374	242,299,303
2,659,340	Rémy Cointreau SA (2)	90,306,235	194,839,747
3,259,475	Vivendi Universal SA (10)	73,494,190	139,751,666
1,861,260	Essilor International SA (6)	38,500,216	114,531,336
769,500	Air Liquide (9)	95,003,391	100,821,586
997,888	Société BIC SA (8)	50,709,030	72,578,703
477,000	Neopost SA (8)	27,488,265	69,830,660
1,845,270	Télévision Française 1 SA (10)	49,822,551	62,394,234
753,240	Total SA (3)	50,116,182	60,095,300
52,143	Société Sucrière de Pithiviers-le-Vieil (c)(2)	27,198,161	44,612,511
157,620	Guyenne et Gascogne SA (2)	17,078,217	28,635,354
133,493	Robertet SA (2)	17,101,230	25,401,589
42,252	Robertet SA C.I. (2)	800,508	5,935,052
297,640	Carrefour SA (2)	13,716,176	21,330,231
443,640	Trigano SA (1)	20,272,620	18,887,682
70,000	NSC Groupe (c)(8)	12,400,388	8,336,906
92,987	Gaumont SA (10)	5,094,361	7,953,364
385,000	Sabeton SA (c)(7)	4,841,233	7,273,231
35,690	Société Foncière Financière et de Participations (7)	3,933,965	5,860,496
		1,386,384,293	2,318,294,215
	Germany (1.35%)
1,795,985	Fraport AG (16)	63,995,064	123,569,923
735,000	Hornbach Holding AG Pfd. (14)	46,863,613	100,597,701
1,337,532	Bertelsmann AG D.R.C. (10)	33,414,943	44,356,325
168,299	Hornbach Baumarkt AG (14)	8,109,997	13,593,182
89,094	Pfeiffer Vacuum Technology AG (8)	5,649,179	8,891,265
		158,032,796	291,008,396
	Hong Kong (0.76%)
7,424,650	Guoco Group Limited (7)	67,965,963	108,624,491
23,438,970	Shaw Brothers (Hong Kong) Limited (c)(10)	22,914,297	51,272,981

See Notes to Schedule of Investments

20,738,780	City e-Solutions Limited (c)(1)	936,898	4,345,836
		91,817,158	164,243,308
	India (0.33%)
2,325,000	Tata Motors Limited (1)	23,275,395	40,460,438
1,001,999	Nestlé India Limited (2)	12,190,035	29,652,339
		35,465,430	70,112,777
	Italy (1.62%)
10,608,218	Italcementi S.p.A. RNC (9)	141,414,091	189,513,666
1,001,875	Italmobiliare S.p.A. RNC (9)	76,121,688	100,244,162
307,283	Italmobiliare S.p.A. (9)	43,113,981	41,796,287
2,041,133	Gewiss S.p.A. (8)	12,508,882	17,254,241
		273,158,642	348,808,356
	Japan (11.91%)
4,398,720	Toyota Motor Corporation (1)	186,574,988	266,118,679
149,758	NTT DoCoMo Inc. (15)	231,845,964	207,630,199
789,700	Keyence Corporation (15)	171,430,717	169,937,123
1,166,700	SMC Corporation (8)	152,237,136	155,481,573
4,730,670	Shimano Inc. (1)	76,202,367	151,050,718
2,834,500	Ono Pharmaceutical Company, Limited (6)	117,113,840	147,905,596
3,256,800	Secom Company, Limited (8)	124,614,050	143,670,280
14,858,400	NIPPONKOA Insurance Company, Limited (4)	80,502,164	134,962,864
903,800	Hirose Electric Company, Limited (15)	108,804,283	112,244,047
18,858,500	Aioi Insurance Company, Limited (4)	64,447,332	111,715,339
3,529,995	Meitec Corporation (8)	105,739,040	100,848,525
2,424,800	Astellas Pharma Inc. (6)	102,687,996	99,836,316
3,402,300	Kose Corporation (2)	102,439,944	94,627,451
9,297,600	PARK 24 Company, Limited (8)	95,307,887	93,983,806
4,296,880	Toho Company, Limited (10)	64,535,668	79,070,391
4,258,150	Matsushita Electric Industrial Company, Limited (1)	86,622,382	77,820,992
3,504,700	T. Hasegawa Company, Limited (c)(2)	53,551,693	58,868,123
2,755,400	Circle K Sunkus Company, Limited (2)	48,345,808	46,884,169
1,379,100	Shimachu Company, Limited (14)	32,950,108	39,399,546
2,590,892	Nissin Healthcare Food Service Company, Limited (2)	37,856,975	36,247,670
1,030,560	Takefuji Corporation (4)	40,886,650	32,039,929
558,600	Canon Inc. (15)	19,299,690	29,429,645
1,429,600	Chofu Seisakusho Company, Limited (1)	27,525,671	26,247,173
1,474,200	MISUMI Group Inc. (8)	25,917,237	25,269,877
407,830	Mabuchi Motor Company, Limited (15)	24,369,065	24,810,429
1,416,550	Cosel Company Limited (8)	24,249,887	21,377,395
1,051,300	Aderans Company, Limited (2)	24,356,774	19,655,008
1,680,500	Mitsui Sumitomo Insurance Company, Limited (4)	13,640,866	19,486,514
913,000	Ariake Japan Company, Limited (2)	16,502,658	17,721,452
1,461,800	Seikagaku Corporation (6)	15,027,976	15,845,072
188,760	Shoei Company, Limited (7)	491,308	3,568,692
		2,276,078,124	2,563,754,593
	Mexico (0.66%)
10,693,250	Industrias Peñoles, SA de C.V. (12)	22,816,662	140,874,434
419,117	Embotelladoras Arca SA de C.V. (2)	755,834	1,503,461
		23,572,496	142,377,895
	Netherlands (0.89%)
3,140,243	Heineken Holding NV (2)	87,042,407	170,921,706
473,438	Koninklijke Grolsch NV (2)	12,444,932	21,115,520
		99,487,339	192,037,226
	Singapore (0.56%)
15,352,000	Fraser & Neave Limited (2)	17,188,748	53,203,512
3,238,180	United Overseas Bank Limited (4)	41,783,813	48,094,957
13,467,250	ComfortDelgro Corporation Limited (16)	3,279,184	18,402,012
		62,251,745	119,700,481
	South Africa (0.83%)
6,772,930	Gold Fields Limited ADR (12)	110,637,108	111,888,804
749,210	Gold Fields Limited (12)	2,173,737	12,403,013
2,876,557	Harmony Gold Mining Company, Limited ADR (a)(12)	35,612,420	39,811,549
1,000,000	Harmony Gold Mining Company, Limited (a)(12)	4,591,642	13,855,592
176,829	Mondi Limited (a)(11)	—	1,521,163
		153,014,907	179,480,121
	South Korea (5.38%)
13,437,731	SK Telecom Company, Limited ADR (15)	310,177,543	378,137,750
50,000	SK Telecom Company, Limited (15)	11,092,107	11,149,788
679,300	Samsung Electronics Company, Limited Pfd. (15)	149,636,480	339,908,626
1,862,671	KT&G Corporation (2)	87,524,545	140,009,318
51,900	Lotte Confectionery Company, Limited (2)	21,157,499	90,329,599
65,500	Nam Yang Dairy Products Company, Limited (2)	14,805,002	63,982,378
2,510,670	Kangwon Land Inc. (1)	45,597,510	56,806,196

See Notes to Schedule of Investments

	124,184	SK Corporation (3)	15,948,743	23,504,820
	1,589,160	Daeduck GDS Company, Limited (c)(15)	14,042,994	19,793,193
	10,360	Lotte Chilsung Beverage Company, Limited (2)	5,901,967	16,904,166
	1,869,420	Daeduck Electronics Company, Limited (15)	13,292,480	16,857,927
			689,176,870	1,157,383,761
		Spain (0.47%)
	1,369,449	Corporacion Financiera Alba SA (7)	26,662,305	100,765,512
		Switzerland (5.50%)
	3,820,052	Pargesa Holding SA (7)	241,364,420	420,483,398
	1,019,173	Nestlé SA (2)	285,931,385	393,699,227
	2,880,055	Kuehne & Nagel International AG (16)	42,884,767	283,040,919
	21,200	Lindt & Spruengli AG PC (2)	8,190,224	57,290,633
	310	Lindt & Spruengli AG (2)	2,394,516	9,053,416
	39,740	Edipresse SA (10)	10,811,874	17,992,357
	137,774	Micronas Semiconductor Holding AG (a)(15)	4,534,629	2,140,290
			596,111,815	1,183,700,240
		Taiwan (0.19%)
	40,866,844	Phoenixtec Power Company, Limited (c)(8)	42,395,678	41,478,433
		Thailand (0.51%)
	26,375,300	Bangkok Bank Public Company Limited (4)	84,757,791	99,956,725
	448,850	Bangkok Bank Public Company Limited NVDR (4)	1,459,292	1,701,045
	577,000	The Oriental Hotel Public Company, Limited (1)	2,636,472	8,746,825
			88,853,555	110,404,595
		United Kingdom (0.91%)
	1,609,144	Anglo American Plc (12)	35,465,344	95,082,882
	7,837,718	Tesco Plc (2)	44,568,276	65,027,109
	3,434,003	Mondi Plc (a)(11)	31,636,965	30,167,811
	161,620	Amdocs Limited (a)(15)	3,024,674	5,849,028
			114,695,259	196,126,830
		Miscellaneous (0.12%)
	1,375,000	Banco Latinoamericano de Exportaciones SA ADR (4)	22,535,552	25,575,000

		Total Common and Preferred Stocks and Rights - Non U.S.	6,266,724,897	9,394,722,144

	Ounces
		Commodities (3.38%)
	1,093,578	Gold bullion (a)	589,751,023	726,901,584

	Principal Amount
		Notes, Bonds and Convertible Bonds (4.99%)

		U.S. Treasury Notes (1.50%)
$10,000,000		U.S. Treasury Zero Coupon Strip due 11/15/2007 (a)(5)	9,830,541	9,865,760
	39,551,680	U.S. Treasury Inflation Index Note 4¼% due 1/15/2010 (g)(5)	40,344,316	41,075,053
	266,593,000	U.S. Treasury Note 5 1/8% due 6/30/2011 (5)	266,936,177	271,862,477
			317,111,034	322,803,290
		U.S. Dollar Bonds and Notes (0.72%)
	3,500,000	Computer Associates International Inc. 6½% due 4/15/2008 (15)	3,394,190	3,537,187
	4,850,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (13)	4,870,108	4,968,243
	13,500,000	GATX Corporation 8 7/8% due 6/01/2009 (4)	13,205,952	14,294,435
	4,910,000	American Standard Companies Inc. 8¼% due 6/01/2009 (8)	5,006,801	5,134,436
	6,900,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	7,120,533	7,279,500
	3,500,000	Toys ‘R’ Us, Inc. 7 5/8% due 8/01/2011 (14)	3,441,896	3,080,000
	28,930,000	Blount International Inc. 8 7/8% due 8/01/2012 (c)(8)	28,966,934	26,760,250
	15,145,000	Tronox Worldwide LLC 9½% due 12/01/2012 (9)	15,580,793	15,069,275
	12,522,000	Sirius Satellite Radio Inc. 9 5/8% due 8/01/2013 (10)	12,237,606	12,021,120
	1,550,655	Avis Budget Car Rental LLC 7 5/8% due 5/15/2014 (8)	1,519,565	1,496,382
	12,554,000	Yankee Acquisition Corporation 8½% due 2/15/2015 (1)	12,443,001	11,612,450
	17,173,000	Yankee Acquisition Corporation 9¾% due 2/15/2017 (1)	16,842,388	15,369,835
	11,681,000	Valassis Communications, Inc 8¼ due 3/01/2015 (b)(10)	11,567,950	9,987,255
	2,000,000	Legrand SA 8½% due 2/15/2025 (8)	1,956,581	2,290,000
	4,200,000	Bausch & Lomb Inc. 7 1/8% due 8/01/2028 (6)	3,553,186	4,132,691
	10,000,000	Christiania Bank Floating Rate Perpetual Notes (5.5625% @ 7/31/2007) (4)	6,974,634	8,929,620
	3,500,000	Den Norske Bank Floating Rate Perpetual Notes (5.5875% @ 7/31/2007) (4)	2,623,093	2,997,900
	3,170,000	Den Norske Bank Floating Rate Perpetual Notes (5 5/8% @ 7/31/2007) (4)	2,109,834	2,752,666
	5,500,000	Bergen Bank Floating Rate Perpetual Notes (5½% @ 7/31/2007) (4)	3,927,513	4,633,750
			157,342,558	156,346,995
		Non U.S. Dollar Notes and Bonds (2.77%)
SGD	85,000,000	Singapore Government 2 5/8% due 10/01/2007 (5)	50,358,551	56,137,537
SGD	52,947,000	Singapore Government 2 3/8% due 10/01/2009 (5)	32,063,264	34,893,048
CAD	8,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	5,457,934	8,029,096
HKD	205,000,000	Hong Kong Government 3.57% due 12/17/2007 (5)	26,426,420	26,171,451
HKD	199,650,000	Hong Kong Government 3.34% due 12/19/2008 (5)	25,479,718	25,300,913
HKD	44,250,000	Hong Kong Government 2.52% due 3/24/2009 (5)	5,583,867	5,522,762

See Notes to Schedule of Investments

EUR	2,959,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	3,111,540	4,077,053
GBP	15,000,000	EMI Group Plc 8¼% due 5/20/2008 (10)	24,217,517	31,207,963
EUR	1,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	1,733,805	2,204,865
SEK	125,000,000	Sweden Government I/L 4.526% due 12/01/2008 (g)(5)	17,818,598	22,605,217
MYR	165,000,000	Malaysian Government 4.305% due 2/27/2009 (5)	43,664,632	48,383,617
MYR	37,014,000	Malaysian Government 3.756% due 4/28/2011 (5)	9,918,934	10,816,478
EUR	2,500,000	Independent News & Media Plc 5¾% due 5/17/2009 (10)	2,800,437	3,443,765
EUR	13,650,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	15,719,775	18,125,582
GBP	3,000,000	Marks & Spencer Group Plc 6 3/8% due 11/07/2011 (14)	5,129,001	6,092,710
EUR	107,294,761	Republic of France O.A.T. I/L 3% due 7/25/2012 (g)(5)	144,916,530	151,803,886
EUR	37,300,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	44,068,209	49,529,980
EUR	57,200,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	66,555,394	72,822,664
EUR	12,000,000	FINEL 9½% due 6/30/2017 (b)(d)(e)(f)(11)	14,474,400	8,213,700
EUR	15,000,000	FINEL 9½% due 10/15/2017 (b)(d)(e)(f)(11)	18,067,500	10,267,125
			557,566,026	595,649,412

		Total Notes, Bonds and Convertible Bonds	1,032,019,618	1,074,799,697

		Short Term Investments (19.49%)
$50,604,000		Cintas Corporation 5.25% due 8/01/2007	50,604,000	50,604,000
21,117,000		Cintas Corporation 5.25% due 8/07/2007	21,098,523	21,098,523
14,563,000		Cintas Corporation 5.24% due 8/22/2007	14,518,486	14,518,486
25,000,000		Cintas Corporation 5.27% due 8/22/2007	24,923,146	24,923,146
30,000,000		Cintas Corporation 5.27% due 8/29/2007	29,877,033	29,877,033
30,000,000		American Express Credit Corporation 5.25% due 8/01/2007	30,000,000	30,000,000
30,000,000		American Express Credit Corporation 5.25% due 8/02/2007	29,995,625	29,995,625
30,000,000		American Express Credit Corporation 5.25% due 8/03/2007	29,991,250	29,991,250
25,000,000		American Express Credit Corporation 5.23% due 8/07/2007	24,978,208	24,978,208
26,039,000		Hitachi Limited 5.42% due 8/01/2007	26,039,000	26,039,000
21,981,000		General Electric Capital Corporation 5.21% due 8/01/2007	21,981,000	21,981,000
25,000,000		General Electric Capital Corporation 5.22% due 9/05/2007	24,873,125	24,873,125
16,300,000		HJ Heinz Company 5.31% due 8/01/2007	16,300,000	16,300,000
25,000,000		HJ Heinz Company 5.33% due 8/01/2007	25,000,000	25,000,000
25,000,000		HJ Heinz Company 5.33% due 8/09/2007	24,970,389	24,970,389
18,377,000		HJ Heinz Company 5.34% due 8/09/2007	18,355,193	18,355,193
22,355,000		HJ Heinz Company 5.31% due 8/13/2007	22,315,432	22,315,432
21,600,000		HJ Heinz Company 5.35% due 8/14/2007	21,558,270	21,558,270
25,000,000		HJ Heinz Company 5.35% due 8/17/2007	24,940,556	24,940,556
30,000,000		HJ Heinz Company 5.32% due 8/21/2007	29,911,333	29,911,333
50,000,000		AstraZeneca 5.27% due 8/02/2007	49,992,681	49,992,681
25,000,000		AstraZeneca 5.26% due 8/03/2007	24,992,694	24,992,694
56,361,000		AstraZeneca 5.275% due 8/20/2007	56,204,089	56,204,089
48,863,000		AstraZeneca 5.26% due 8/20/2007	48,727,351	48,727,351
75,000,000		AstraZeneca 5.26% due 8/29/2007	74,693,167	74,693,167
25,000,000		AstraZeneca 5.26% due 9/06/2007	24,868,500	24,868,500
25,000,000		AstraZeneca 5.26% due 9/17/2007	24,828,319	24,828,319
30,000,000		PepsiCo, Inc. 5.21% due 8/02/2007	29,995,658	29,995,658
25,000,000		Caterpillar Financial Services Corporation 5.22% due 8/02/2007	24,996,375	24,996,375
25,000,000		Caterpillar Financial Services Corporation 5.23% due 8/06/2007	24,981,840	24,981,840
11,877,000		Caterpillar Financial Services Corporation 5.25% due 8/07/2007	11,866,608	11,866,608
25,000,000		Caterpillar Financial Services Corporation 5.25% due 8/13/2007	24,956,250	24,956,250
25,000,000		Caterpillar Financial Services Corporation 5.23% due 9/27/2007	24,792,979	24,792,979
24,319,000		L’Oréal SA 5.25% due 8/02/2007	24,315,453	24,315,453
18,092,000		L’Oréal SA 5.23% due 8/08/2007	18,073,601	18,073,601
2,767,000		L’Oréal SA 5.25% due 8/10/2007	2,763,368	2,763,368
23,800,000		L’Oréal SA 5.24% due 8/13/2007	23,758,429	23,758,429
25,000,000		L’Oréal SA 5.25% due 8/14/2007	24,952,604	24,952,604
21,133,000		L’Oréal SA 5.23% due 8/15/2007	21,090,018	21,090,018
30,000,000		L’Oréal SA 5.23% due 8/17/2007	29,930,267	29,930,267
25,000,000		L’Oréal SA 5.24% due 8/21/2007	24,927,222	24,927,222
17,000,000		L’Oréal SA 5.24% due 8/22/2007	16,948,037	16,948,037
22,500,000		L’Oréal SA 5.24% due 8/23/2007	22,427,950	22,427,950
25,000,000		L’Oréal SA 5.25% due 8/28/2007	24,901,562	24,901,562
22,543,000		The Coca-Cola Company 5.22% due 8/02/2007	22,539,731	22,539,731
15,889,000		The Coca-Cola Company 5.22% due 8/16/2007	15,854,441	15,854,441
16,935,000		The Coca-Cola Company 5.23% due 8/22/2007	16,883,334	16,883,334
20,571,000		The Coca-Cola Company 5.24% due 8/27/2007	20,493,150	20,493,150
2,363,000		The Coca-Cola Company 5.22% due 8/28/2007	2,353,749	2,353,749
28,276,000		The Coca-Cola Company 5.22% due 9/04/2007	28,136,599	28,136,599
23,000,000		The Coca-Cola Company 5.22% due 9/11/2007	22,863,265	22,863,265
28,156,000		Merrill Lynch & Company Inc. 5.28% due 8/03/2007	28,147,741	28,147,741
19,156,000		Merrill Lynch & Company Inc. 5.25% due 8/10/2007	19,130,858	19,130,858
25,000,000		Merrill Lynch & Company Inc. 5.25% due 8/13/2007	24,956,250	24,956,250
25,000,000		Merrill Lynch & Company Inc. 5.25% due 8/14/2007	24,952,604	24,952,604
50,000,000		Merrill Lynch & Company Inc. 5.25% due 8/15/2007	49,897,917	49,897,917
25,000,000		Merrill Lynch & Company Inc. 5.27% due 8/17/2007	24,941,444	24,941,444
20,000,000		Merrill Lynch & Company Inc. 5.26% due 8/31/2007	19,912,333	19,912,333
30,482,000		Merrill Lynch & Company Inc. 5.25% due 9/13/2007	30,290,852	30,290,852
25,000,000		Merrill Lynch & Company Inc. 5.22% due 9/14/2007	24,840,500	24,840,500
25,000,000		Merrill Lynch & Company Inc. 5.22% due 9/17/2007	24,829,625	24,829,625
13,438,000		Merrill Lynch & Company Inc. 5.22% due 9/18/2007	13,344,472	13,344,472

See Notes to Schedule of Investments

25,000,000	Hewlett-Packard Company 5.26% due 8/03/2007	24,992,694	24,992,694
20,138,000	Hewlett-Packard Company 5.25% due 8/03/2007	20,132,126	20,132,126
25,000,000	Hewlett-Packard Company 5.23% due 9/21/2007	24,814,771	24,814,771
23,400,000	Hewlett-Packard Company 5.23% due 9/24/2007	23,216,427	23,216,427
12,060,000	7-Eleven Inc. 5.27%% due 8/03/2007	12,056,469	12,056,469
15,187,000	7-Eleven Inc. 5.24% due 8/06/2007	15,175,947	15,175,947
9,463,000	7-Eleven Inc. 5.23% due 8/06/2007	9,456,126	9,456,126
25,000,000	7-Eleven Inc. 5.26% due 8/08/2007	24,974,431	24,974,431
11,917,000	7-Eleven Inc. 5.28% due 8/10/2007	11,901,270	11,901,270
25,000,000	7-Eleven Inc. 5.27% due 8/17/2007	24,941,444	24,941,444
12,000,000	Air Products and Chemicals Inc. 5.25% due 8/03/2007	11,996,500	11,996,500
40,000,000	Praxair Technology Inc. 5.23% due 8/06/2007	39,970,944	39,970,944
25,116,000	Air Liquide 5.26% due 8/06/2007	25,097,651	25,097,651
25,000,000	Air Liquide 5.27% due 8/20/2007	24,930,465	24,930,465
27,500,000	Air Liquide 5.27% due 8/27/2007	27,395,332	27,395,332
20,000,000	Air Liquide 5.26% due 8/27/2007	19,924,022	19,924,022
26,986,000	Air Liquide 5.27% due 8/30/2007	26,871,437	26,871,437
25,000,000	Nestlé Capital Corporation 5.21% due 8/06/2007	24,981,910	24,981,910
25,000,000	Nestlé Capital Corporation 5.21% due 8/09/2007	24,971,056	24,971,056
25,000,000	Nestlé Capital Corporation 5.24% due 8/10/2007	24,967,250	24,967,250
70,000,000	Nestlé Capital Corporation 5.22% due 8/20/2007	69,807,150	69,807,150
18,202,000	Nestlé Capital Corporation 5.23% due 8/20/2007	18,151,757	18,151,757
25,000,000	Nestlé Capital Corporation 5.22% due 8/22/2007	24,923,875	24,923,875
25,000,000	Wal-Mart Stores, Inc. 5.21% due 8/06/2007	24,981,910	24,981,910
25,000,000	Wal-Mart Stores, Inc. 5.21% due 8/07/2007	24,978,292	24,978,292
25,000,000	Wal-Mart Stores, Inc. 5.21% due 8/28/2007	24,902,312	24,902,312
25,000,000	Wal-Mart Stores, Inc. 5.22% due 9/05/2007	24,873,125	24,873,125
20,000,000	Wal-Mart Stores, Inc. 5.23% due 9/10/2007	19,883,778	19,883,778
25,000,000	Kraft Foods 5.31% due 8/06/2007	24,981,563	24,981,563
44,728,000	Kraft Foods 5.32% due 8/08/2007	44,681,731	44,681,731
25,444,000	Kraft Foods 5.33% due 8/08/2007	25,417,630	25,417,630
50,000,000	Kraft Foods 5.33% due 8/09/2007	49,940,778	49,940,778
25,000,000	Kraft Foods 5.37% due 8/09/2007	24,970,167	24,970,167
25,000,000	Kraft Foods 5.33% due 8/10/2007	24,966,687	24,966,687
9,500,000	Henkel KGaA 5.23% due 8/06/2007	9,493,099	9,493,099
10,000,000	Henkel KGaA 5.23% due 9/04/2007	9,950,606	9,950,606
7,938,000	Pitney Bowes 5.26% due 8/06/2007	7,932,201	7,932,201
16,400,000	Pitney Bowes 5.26% due 8/07/2007	16,385,623	16,385,623
20,849,000	Pitney Bowes 5.25% due 8/10/2007	20,821,636	20,821,636
20,000,000	Pitney Bowes 5.25% due 8/13/2007	19,965,000	19,965,000
50,000,000	Time Warner 5.35% due 8/07/2007	49,955,417	49,955,417
25,000,000	Time Warner 5.36% due 8/10/2007	24,966,500	24,966,500
25,000,000	Time Warner 5.34% due 8/13/2007	24,955,500	24,955,500
25,000,000	Time Warner 5.35% due 8/13/2007	24,955,417	24,955,417
23,500,000	Time Warner 5.34% due 8/16/2007	23,447,713	23,447,713
25,000,000	Time Warner 5.35% due 8/24/2007	24,914,549	24,914,549
14,000,000	Time Warner 5.35% due 8/30/2007	13,939,664	13,939,664
17,550,000	Time Warner 5.35% due 9/06/2007	17,456,107	17,456,107
13,250,000	Starbucks Corporation 5.32% due 8/07/2007	13,238,252	13,238,252
20,000,000	Starbucks Corporation 5.35% due 8/13/2007	19,964,333	19,964,333
25,000,000	Emerson Electric Company 5.26% due 8/09/2007	24,970,778	24,970,778
6,869,000	Emerson Electric Company 5.25% due 8/15/2007	6,854,976	6,854,976
4,433,000	Emerson Electric Company 5.24% due 8/15/2007	4,423,967	4,423,967
24,000,000	Siemens AG 5.25% due 8/09/2007	23,972,000	23,972,000
17,641,000	Siemens AG 5.26% due 8/17/2007	17,599,759	17,599,759
25,000,000	Siemens AG 5.23% due 8/24/2007	24,916,465	24,916,465
25,000,000	Siemens AG 5.25% due 8/27/2007	24,905,208	24,905,208
23,203,000	Siemens AG 5.24% due 8/27/2007	23,115,190	23,115,190
46,000,000	Siemens AG 5.24% due 9/12/2007	45,718,787	45,718,787
28,294,000	Siemens AG 5.24% due 9/20/2007	28,088,083	28,088,083
25,000,000	Siemens AG 5.23% due 9/20/2007	24,818,403	24,818,403
24,041,000	Wells Fargo & Company 5.22% due 8/10/2007	24,009,627	24,009,627
23,235,000	Wells Fargo & Company 5.23% due 8/27/2007	23,147,236	23,147,236
23,204,000	BMW US Capital LLC 5.24% due 8/10/2007	23,173,603	23,173,603
25,000,000	BMW US Capital LLC 5.22% due 8/22/2007	24,923,875	24,923,875
23,000,000	BMW US Capital LLC 5.23% due 8/27/2007	22,913,124	22,913,124
20,000,000	United Technologies Corporation 5.22% due 8/10/2007	19,973,900	19,973,900
11,979,000	DuPont 5.25% due 8/10/2007	11,963,278	11,963,278
25,000,000	DuPont 5.24% due 8/17/2007	24,941,778	24,941,778
25,000,000	DuPont 5.24% due 8/24/2007	24,916,306	24,916,306
77,413,000	Target Corporation 5.23% due 8/13/2007	77,278,043	77,278,043
35,875,000	Target Corporation 5.23% due 8/20/2007	35,775,975	35,775,975
55,000,000	Target Corporation 5.23% due 8/27/2007	54,792,253	54,792,253
24,300,000	Target Corporation 5.24% due 9/04/2007	24,179,742	24,179,742
25,000,000	Honeywell International Inc. 5.21% due 8/13/2007	24,956,583	24,956,583
25,000,000	Pearson 5.35% due 8/13/2007	24,955,417	24,955,417
25,000,000	Procter & Gamble Company 5.23% due 8/13/2007	24,956,417	24,956,417
20,831,000	Procter & Gamble Company 5.22% due 8/13/2007	20,794,754	20,794,754
24,374,000	Procter & Gamble Company 5.24% due 8/16/2007	24,320,783	24,320,783
20,000,000	Procter & Gamble Company 5.23% due 8/17/2007	19,953,511	19,953,511
25,000,000	Procter & Gamble Company 5.24% due 8/20/2007	24,930,861	24,930,861

See Notes to Schedule of Investments

17,897,000	Procter & Gamble 5.23% due 10/11/2007	17,712,397		17,712,397
25,000,000	NYSE Euronext 5.24% due 8/14/2007	24,952,694		24,952,694
25,000,000	NYSE Euronext 5.27% due 8/17/2007	24,941,444		24,941,444
25,267,000	NYSE Euronext 5.25% due 8/20/2007	25,196,989		25,196,989
36,627,000	NYSE Euronext 5.24% due 8/22/2007	36,515,043		36,515,043
25,000,000	NYSE Euronext 5.255% due 8/23/2007	24,919,715		24,919,715
23,342,000	NYSE Euronext 5.26% due 8/24/2007	23,263,558		23,263,558
29,765,000	NYSE Euronext 5.24% due 9/10/2007	29,591,702		29,591,702
11,772,000	NYSE Euronext 5.23% due 9/14/2007	11,696,751		11,696,751
44,025,000	NYSE Euronext 5.24% due 9/14/2007	43,743,044		43,743,044
25,000,000	The Sherwin-Williams Company 5.32% due 8/15/2007	24,948,278		24,948,278
25,000,000	AT&T Corporation 5.24% due 8/16/2007	24,945,417		24,945,417
30,000,000	AT&T Corporation 5.23% due 8/22/2007	29,908,475		29,908,475
25,000,000	AT&T Corporation 5.23% due 9/12/2007	24,847,458		24,847,458
25,000,000	RaboBank USA Finance Corporation 5.23% due 8/20/2007	24,930,993		24,930,993
25,000,000	RaboBank USA Finance Corporation 5.245% due 8/24/2007	24,916,226		24,916,226
20,000,000	RaboBank USA Finance Corporation 5.265% due 8/24/2007	19,932,725		19,932,725
25,000,000	RaboBank USA Finance Corporation 5.26% due 8/28/2007	24,901,375		24,901,375
25,000,000	Colgate-Palmolive Company 5.21% due 8/21/2007	24,927,639		24,927,639
30,000,000	Colgate-Palmolive Company 5.22% due 8/23/2007	29,904,300		29,904,300
25,000,000	Diageo Capital Plc 5.29% due 8/29/2007	24,897,139		24,897,139
24,012,000	Diageo Capital Plc 5.30% due 9/24/2007	23,821,105		23,821,105
25,000,000	France Telecom 5.33% due 10/02/2007	24,770,514		24,770,514
	Total Short-Term Investments	4,195,580,763		4,195,580,763
	Total Investments (99.83%)	$17,024,327,645	*	21,490,087,526	**
	Other assets in excess of liabilities(0.17%)			35,837,697
	Net Assets (100.00%)			$21,525,925,223

*  At July 31, 2007 cost is substantially identical for both book and federal income tax purposes.

Foreign Currency Exchange Contracts

Sales

Settlement			U.S. $	U.S. $ Value at	Unrealized	Unrealized
Dates	Foreign Currency To		To Be	July 31,	Appreciation at	Depreciation at
Through	Be Delivered		Received	2007	July 31, 2007	July 31, 2007
12/12/07	713,035,000	euro	$965,000,964	$979,529,692	—	$(14,528,728)
1/09//08	43,523,000	pound sterling	64,355,290	64,696,067	—	(360,777)
1/09/08	11,630,000	pound sterling	23,775,209	23,664,131	111,078
			$1,53,131,463	$1,067,889,890	$111,078	$(14,869,505)

Foreign Currencies

CAD -Canadian dollar

EUR - euro

GBP - pound sterling

HKD - Hong Kong dollar

MYR - Malaysian ringgit

SEK - Swedish krona

SGD - Singapore dollar

Sector/Industry Classifications	Percent of Net Assets
(1) Consumer Discretionary	7.46%
(2) Consumer Staples	9.58%
(3) Energy	4.49%
(4) Financials	2.37%
(5) Government Issues	3.27%
(6) Health Care	6.47%
(7) Holding Companies	6.93%
(8) Industrials	5.82%
(9) Materials	2.13%
(10) Media	7.33%
(11) Paper and Forest Products	2.19%
(12) Precious Metals	5.90%
(13) Real Estate	0.09%
(14) Retail	4.80%
(15) Technology and Telecommunications	9.36%
(16) Transportation	1.97%
(17) Utilities	0.18%

(a) Non-income producing security/commodity.

(b) All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c) Affiliate as defined by the Investment Company Act of 1940.  An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities.  Following is a summary of transactions with each such affiliate for the nine months ended July 31, 2007.

See Notes to Schedule of Investments

	Purchases		Sales		Realized	Dividend
Affiliate	Shares	Cost	Shares	Cost	Gain/Loss	Income
Blount International Inc.	505,180	$5,831,104	—	—	—	—
City e-Solutions Limited	—	—	761,220	$34,389	$131,504	$165,100
Conbraco Industries, Inc.	—	—	—	—	—
Daeduck GDS Company, Limited	—	—	—	—	—	428,117
Deceuninck	—	—	—	—	—	478,637
East Texas Financial Services Inc.	—	—	—	—	—	17,213
International Speedway Corporation, Class ‘A’	3,038,000	156,219,744	—	—	—	257,494
Kose Corporation	1,049,600	28,523,955	—	—	—	407,259
Meitec Corporation	2,725,405	79,875,692	—	—	—	310,695
Mills Music Trust	—	—	—	—	—	56,874
NSC Groupe	—	—	—	—	—	175,619
PARK 24 Company, Limited	9,297,600	95,307,887	—	—	—
Phoenixtec Power Company, Limited	9,204,340	9,638,725	—	—	—
Rayonier Inc.	—	—	251,850	6,433,928	3,400,514	7,984,100
Sabeton SA	—	—	—	—	—	69,618
Shaw Brothers (Hong Kong) Limited	—	—	864,400	1,247,052	320,125	150,289
Société Sucrière de Pithiviers-le-Vieil	—	—	—	—	—	1,564,778
T. Hasegawa Company, Limited	144,200	2,374,334	—	—	—	264,954
Total					$3,852,143	$12,330,747

(d) Security for which there is less than three market makers.

(e) Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  Information concerning each restricted security holding on July 31, 2007 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal
Kaiser Ventures LLC	6/24/1993	—	$2.87
FINEL 9½% due 6/30/2017	6/22/2005	$14,474,400	0.68
FINEL 9½% due 10/15/2017	10/11/2005	18,067,500	0.68
LandCo LLC	9/06/2006	669,030	3.48

(f) Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.09% of net assets.

(g) Inflation protected security

See Notes to Schedule of Investments

First Eagle Overseas Fund

SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)
	Common and Preferred Stocks and Rights (76.66%)

	Australia and New Zealand (0.44%)
11,881,161	Spotless Group Limited (8)	$36,382,798	$46,058,247
5,750,000	Tasman Farms (a)(c)(2)	1,054,354	4,535,830
		37,437,152	50,594,077
	Belgium (0.52%)
2,027,619	Deceuninck (c)(1)	47,275,994	59,677,744
	Brazil (0.69%)
1,436,872	Petroleo Brasiliero SA ADR (3)	33,865,845	80,249,301
	Canada (1.20%)
905,890	EnCana Corporation (3)	18,012,558	55,241,172
525,720	Aber Diamond Corporation (9)	10,955,057	19,640,711
2,289,690	IAMGOLD Corporation (12)	12,693,787	18,932,837
1,092,610	Yellow Pages Income Fund (10)	12,084,426	13,777,614
4,320,120	Catalyst Paper Corporation (a)(11)	12,912,433	12,624,452
488,940	Goldcorp Inc. (12)	10,453,513	12,423,965
368,832	Calfrac Well Services Limited (3)	5,929,246	6,151,532
		83,041,020	138,792,283
	Chile (0.47%)
23,753,000	Quinenco SA (8)	15,508,046	53,523,396
1,479,638	Quinenco SA rights (a)(8)	—	488,058
		15,508,046	54,011,454
	Commonwealth of Independent States (0.01%)
100,000	First NIS Regional Fund SICAV (b)(7)	1,000,000	125,000
9,000	Baltic Republic Fund (d)(7)	185,750	6,750
		1,185,750	131,750
	France (17.73%)
3,218,890	Sanofi-Aventis (6)	273,471,188	270,999,717
1,488,715	Wendel Investissement (7)	33,237,059	269,991,113
3,735,834	Sodexho Alliance SA (1)	107,965,103	249,366,927
1,211,453	L’ Oréal SA (2)	90,179,023	139,987,113
1,746,274	Rémy Cointreau SA (2)	52,879,790	127,942,867
1,985,580	Essilor International SA (6)	41,418,452	122,181,280
2,277,380	Vivendi Universal SA (10)	44,223,653	97,643,838
617,100	Neopost SA (8)	23,484,142	90,340,671
545,755	Laurent-Perrier (c)(2)	18,064,046	90,101,624
1,032,580	Société BIC SA (8)	52,075,546	75,101,932
926,440	Total SA (3)	62,614,554	73,913,612
1,725,950	Télévision Française 1 SA (10)	50,143,894	58,359,660
344,440	Société Foncière Financière et de Participations (7)	22,591,007	56,558,961
415,260	Air Liquide (9)	51,270,322	54,408,281
227,140	Robertet SA (c)(2)	19,306,878	43,221,119
51,500	Robertet SA C.I. (2)	2,151,628	7,234,100
600,100	Carrefour SA (2)	27,697,271	43,005,886
540,680	Zodiac SA (8)	29,937,796	38,629,153
38,750	Société Sucrière de Pithiviers-le Vieil (c)(2)	15,309,438	33,153,727
619,193	Trigano SA (1)	29,362,324	26,361,736
275,200	Gaumont SA (10)	13,994,449	23,538,405
88,656	Guyenne et Gascogne SA (2)	14,656,876	16,106,433
143,104	Financière Marc de Lacharrière SA (7)	4,378,761	11,989,216
300,000	Frégate SAS 2% Conv. Pfd due 3/31/2013 (a)(d)(e)(f)(7)	3,620,400	7,644,614
3,593,581	FINEL (b)(c)(d)(e)(f)(h)(11)	9,152,131	4,870,238
37,518	Spir Communication (10)	5,600,383	4,596,744
26,499	NSC Groupe (8)	4,385,060	3,155,995
1,000	Société Vermandoise de Sucreries (2)	854,846	1,917,214
100,000	Sabeton SA (7)	1,463,143	1,889,151
20,000	Didot-Bottin SA (a)(7)	1,934,129	1,875,462
		1,107,423,292	2,046,086,789

See Notes to Schedules of Investments

	Germany (3.03%)
915,140	Pfeiffer Vacuum Technology AG (c)(8)	39,449,539	91,327,728
538,342	Hornbach Holding AG Pfd. (14)	34,066,537	73,681,589
917,125	Fraport AG (16)	35,695,043	63,101,343
1,358,769	Bertelsmann AG D.R.C. (10)	30,601,684	45,060,603
248,387	Axel Springer AG (10)	12,902,697	44,207,220
1,644,040	Singulus Technologies (a)(8)	20,586,775	20,210,465
279,330	Grenkeleasing AG (4)	12,179,987	11,915,235
		185,482,262	349,504,183
	Hong Kong (1.57%)
6,776,030	Guoco Group Limited (7)	49,652,330	99,135,018
17,482,440	Shaw Brothers (Hong Kong) Limited (10)	15,754,118	38,243,012
7,000,000	Hopewell Holdings Limited (13)	7,763,618	30,455,199
10,000,000	SmarTone Telecommunications Holdings Limited (15)	11,260,665	11,116,435
10,851,720	City e-Solutions Limited (1)	323,358	2,273,991
		84,754,089	181,223,655
	India (0.30%)
1,150,000	Tata Motors Limited (1)	11,635,888	20,012,690
482,001	Nestlé India Limited (2)	6,511,864	14,263,944
		18,147,752	34,276,634
	Indonesia (0.02%)
4,500,000	PT Bat Indonesia Tbk (a)(c)(2)	4,735,462	2,463,415
	Italy (2.56%)
6,971,566	Italcementi S.p.A. RNC (9)	81,896,049	124,545,615
1,114,006	Italmobiliare S.p.A. RNC (9)	44,017,164	111,463,603
82,325	Italmobiliare S.p.A. (9)	11,927,829	11,605,810
5,724,685	Gewiss S.p.A. (c)(8)	21,171,273	48,392,287
		159,012,315	296,007,315
	Japan (20.39%)
3,526,770	Toyota Motor Corporation (1)	151,785,227	213,366,473
5,398,500	Shimano Inc. (c)(1)	95,184,798	172,374,590
104,108	NTT DoCoMo Inc. (15)	163,019,736	144,339,299
996,680	Hirose Electric Company, Limited (15)	119,146,885	123,778,930
13,481,230	NIPPONKOA Insurance Company, Limited (4)	72,812,576	122,453,656
2,163,300	Ono Pharmaceutical Company, Limited (6)	86,404,966	112,882,052
504,300	Keyence Corporation (15)	109,643,697	108,521,326
16,125,200	Aioi Insurance Company, Limited (4)	55,958,202	95,523,620
3,175,600	Kose Corporation (2)	93,139,523	88,322,292
623,300	SMC Corporation (8)	81,288,182	83,064,768
1,881,600	Secom Company, Limited (8)	74,592,577	83,004,790
1,845,120	Astellas Pharma Inc. (6)	78,129,930	75,969,145
2,330,967	Meitec Corporation (8)	71,470,642	66,593,461
3,345,110	Matsushita Electric Industrial Company, Limited (1)	67,898,029	61,134,478
2,271,850	Nitto Kohki Company, Limited (c)(8)	38,484,456	50,969,158
2,993,091	T. Hasegawa Company, Limited (c)(2)	39,523,579	50,274,674
2,298,110	Toho Company, Limited (10)	25,319,284	42,289,395
7,896,300	Okumura Corporation (8)	40,428,501	42,132,178
3,189,600	Mitsui Sumitomo Insurance Company, Limited (4)	15,084,508	36,985,531
2,028,200	MISUMI Group Inc. (8)	35,547,836	34,766,221
1,760,700	Ariake Japan Company, Limited (2)	38,204,234	34,175,422
1,546,300	Fuji Seal International, Inc. (9)	37,966,813	33,002,286
296,400	FANUC Limited (8)	28,488,769	32,202,773
2,104,520	Cosel Company Limited (8)	35,161,923	31,759,669
1,562,070	Circle K Sunkus Company, Limited (2)	27,786,599	26,579,210
1,870,156	Nissin Healthcare Food Service Company, Limited (2)	31,652,049	26,164,270
853,360	Icom Inc. (15)	22,353,411	25,957,173
450,000	Canon Inc. (15)	15,750,090	23,708,092
807,000	Shimachu Company Limited (14)	16,965,249	23,055,205
936,347	Mandom Corporation (2)	15,567,941	22,895,301
1,221,200	Chofu Seisakusho Company, Limited (1)	19,259,102	22,420,990
168,500	Nippon Television Network Corporation (10)	23,265,276	22,327,914
682,990	Takefuji Corporation (4)	26,883,509	21,234,039
303,200	Mabuchi Motor Company Limited (15)	18,025,224	18,445,240
427,500	SK Kaken Company, Limited (8)	7,390,751	16,523,822
1,510,300	Seikagaku Corporation (6)	9,933,945	16,370,784
100,000	ASAHI Broadcasting Corporation (10)	6,141,481	15,124,779
1,028,730	Maezawa Kasei Industries Company, Limited (c)(8)	17,500,949	14,824,569
537,890	Matsumoto Yushi-Seiyaku Company, Limited (9)	13,023,385	13,344,427

See Notes to Schedules of Investments

798,380	Chudenko Corporation (8)	12,166,734	13,323,105
1,391,000	Kansai Paint Company, Limited (9)	11,818,421	12,085,489
594,300	Aderans Company, Limited (2)	11,805,545	11,110,978
1,587,875	The Tokushima Bank, Limited (4)	10,713,987	11,007,452
1,021,590	Sansei Yusoki Company, Limited (c)(8)	9,065,229	8,669,909
728,300	Daiichikosho Company, Limited (10)	7,473,031	7,857,635
602,000	Yomeishu Seizo Company, Limited (2)	4,206,368	6,322,998
312,785	Shoei Company, Limited (7)	1,376,325	5,913,505
851,900	Shingakukai Company, Limited (1)	6,861,260	5,218,344
175,600	As One Corporation (6)	4,732,542	4,736,375
211,364	Nagaileben Company, Limited (6)	4,361,526	4,111,484
423,700	Tachi-S Company, Limited (1)	3,263,775	3,837,901
122,100	Milbon Company, Limited (2)	3,584,409	3,447,240
325,000	Sonton Food Industry Company, Limited (2)	3,298,777	3,031,258
37,100	Tachihi Enterprise Company, Limited (13)	1,374,762	2,088,648
120,600	Doshisha Corporation (1)	2,390,102	1,730,819
		2,024,676,627	2,353,355,142
	Mexico (1.24%)
6,510,750	Industrias Peñoles, SA de C.V. (12)	6,770,859	85,773,569
10,734,970	Grupo Modelo SA de C.V. (2)	39,834,954	57,944,580
		46,605,813	143,718,149
	Netherlands (2.06%)
2,384,276	Heineken Holding NV (2)	59,988,974	129,774,836
564,948	Hal Trust NV (7)	16,178,190	63,719,237
1,000,000	Koninklijke Grolsch NV (c)(2)	23,826,083	44,600,391
		99,993,247	238,094,464
	Singapore (2.28%)
16,074,650.00	Haw Par Corporation Limited (c)(8)	42,645,819	85,418,795
3,132,020.00	United Overseas Bank Limited (4)	40,462,665	46,518,219
11,338,700.00	Fraser & Neave Limited (2)	12,151,716	39,295,118
10,000,000.00	United Overseas Land Limited (7)	12,162,422	35,645,917
16,750,000.00	Singapore Airport Terminal Services Limited (16)	20,204,311	32,064,823
17,549,625.00	ComfortDelgro Corporation Limited (16)	6,946,456	23,980,278
		134,573,389	262,923,150
	South Africa (0.80%)
3,611,780.00	Gold Fields Limited ADR (12)	51,982,475	59,666,606
1,591,010.00	Harmony Gold Mining Company, Limited ADR (a)(12)	17,567,971	22,019,578
1,248,586	Mondi Limited (a)(11)	10,967,886	10,740,903
		80,518,332	92,427,087
	South Korea (7.97%)
7,460,954	SK Telecom Company, Limited ADR (15)	169,079,048	209,951,246
414,774	Samsung Electronics Company, Limited Pfd. (15)	72,531,622	207,544,915
57,630	Lotte Confectionery Company, Limited (2)	28,238,265	100,302,404
1,077,369	KT&G Corporation (2)	47,344,293	80,981,397
549,500	Honam Petrochemical Corporation (9)	30,240,083	75,613,782
1,430,897	Kangwon Land Inc. (1)	25,763,135	32,375,348
494,900	Hankuk Paper Manufacturing Company, Limited (c)(11)	17,020,271	26,917,220
866,720	Fursys Inc. (c)(8)	9,165,929	26,492,801
89,380	Nong Shim Company, Limited (2)	24,404,186	24,452,377
34,914	Nong Shim Holding Company, Limited (2)	3,183,776	3,683,953
117,880	Pacific Corporation (2)	18,010,606	23,593,952
22,950	Nam Yang Dairy Products Company, Limited (2)	4,912,653	22,418,253
28,850	Nam Yang Dairy Products Company, Limited Pfd. (2)	479,094	12,129,365
393,450	GS Holdings Corporation (7)	12,801,868	21,870,222
71,178	SK Corporation (3)	9,160,203	13,472,101
1,042,250	Daeduck GDS Company, Limited (c)(15)	8,149,986	12,981,358
1,182,040	Dong Ah Tire & Rubber Company, Limited (1)	5,161,358	12,060,845
1,087,440	Daeduck Electronics Company, Limited (15)	7,707,301	9,806,241
219,485	Sam-A Pharmaceutical Company, Limited (6)	1,688,533	2,120,121
28,920	Daekyo Company, Limited Pfd. (1)	1,159,606	1,557,207
		496,201,816	920,325,108
	Spain (0.70%)
1,094,910	Corporacion Financiera Alba SA (7)	21,456,332	80,564,641

See Notes to Schedules of Investments

	Switzerland (7.39%)
788,135	Nestlé SA (2)	214,796,334	304,450,903
2,300,398	Pargesa Holding SA (7)	128,181,891	253,210,995
2,335,422	Kuehne & Nagel International AG (16)	23,898,742	229,516,447
1,332	Lindt & Spruengli AG (2)	8,731,131	38,900,486
35,000	Edipresse SA (10)	11,616,314	15,846,314
7,000	Hilti AG (d)(e)(f)(8)	4,485,845	5,233,645
2,037	Sika AG (9)	332,439	3,914,086
122,040	Micronas Semiconductor Holding AG (a)(15)	4,128,520	1,895,865
		396,171,216	852,968,741
	Taiwan (0.62%)
27,504,000	Compal Electronics Inc. (15)	29,839,688	31,478,411
22,814,660	Phoenixtec Power Company, Limited (8)	23,664,381	23,156,091
8,243,450	Taiwan Secom Company, Limited (8)	13,568,961	12,964,797
3,937,687	Taiwan -Sogo Shinkong Security Company, Limited (8)	3,696,495	3,714,573
		70,769,525	71,313,872
	Thailand (1.36%)
524,636,975	Thai Beverage Public Company Limited (2)	91,150,466	95,237,420
14,789,489	Bangkok Bank Public Company Limited NVDR (4)	47,460,043	56,048,987
496,220	Bangkok Bank Public Company Limited (4)	1,613,300	1,880,567
250,000	The Oriental Hotel Public Company, Limited (1)	1,152,073	3,789,785
		141,375,882	156,956,759
	United Kingdom (2.24%)
8,375,345	Tesco Plc (2)	47,746,818	69,487,633
3,535,420	Spirax-Sarco Engineering Plc (8)	25,936,578	68,591,856
892,218	Anglo American Plc (12)	18,748,394	52,720,368
2,434,350	WPP Group PLC (10)	29,711,479	35,292,200
1,831,655	Mondi Plc (a)(11)	16,770,956	16,091,142
3,111,245	JZ Equity Partners, Plc (4)	5,798,512	10,065,658
1,647,149	Chrysalis Group Plc (10)	3,661,508	3,921,296
35,260	Amdocs, Limited (a)(15)	651,709	1,276,059
446,380	Trans-Siberian Gold Limited (a)(12)	531,405	281,564
		149,557,359	257,727,776
	United States (0.89%)
2,667,315	News Corporation, Class ‘A’ (10)	39,160,653	56,333,693
926,070	Newmont Mining Corporation Holding Company (12)	22,265,089	38,663,423
34,500	Third Avenue Global Value Fund L.P. (a)(b)(d) (7)	3,450,000	7,750,918
14,083	Security Capital European Realty (a)(d)(f)(13)	—	—
		64,875,742	102,748,034
	Miscellaneous (0.18%)
1,094,523	Banco Latinoamericano de Exportaciones SA ADR (4)	13,960,676	20,358,129

	Total Common and Preferred Stocks and Rights	5,518,604,935	8,846,499,652

Ounces
Commodity (3.35%)
581,874	Gold bullion (a)	295,692,050	386,771,550

Principal
Amount
		Notes, Bonds and Convertible Bonds (4.63%)
		U.S. Dollar Notes and Bonds (0.03%)
$1,000,000		YPF Sociedad Anonima SA 9 1/8% due 2/24/2009 (3)	905,264	1,030,000
2,000,000		Legrand SA 8½% due 2/15/2025 (8)	2,063,019	2,290,000
			2,968,283	3,320,000
		Non U.S. Dollar Notes and Bonds (4.57%)
SGD	24,900,000	Singapore Government 2 5/8% due 10/01/2007 (5)	14,834,441	16,444,996
SGD	56,842,000	Singapore Government 2 3/8% due 10/01/2009 (5)	34,405,543	37,459,925
CAD	16,500,000	Shaw Communications Inc. 7.4% due 10/17/2007 (10)	10,701,399	15,585,891
HKD	67,500,000	Hong Kong Government 3.57% due 12/17/2007 (5)	8,713,252	8,617,429
HKD	164,250,000	Hong Kong Government 3.34% due 12/19/2008 (5)	20,961,909	20,814,801
HKD	37,100,000	Hong Kong Government 2.52% due 3/24/2009 (5)	4,681,590	4,630,383
EUR	9,766,000	Koninklijke Ahold NV 5 7/8% due 5/09/2008 (14)	10,317,810	13,456,065
GBP	11,000,000	EMI Group Plc 8 1/4% due 5/20/2008 (10)	17,435,760	22,885,839
EUR	7,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (10)	8,727,464	11,024,325
EUR	2,500,000	EMI Group Plc 8 5/8% due 10/15/2013 (b)(10)	2,932,974	3,674,775
SEK	55,000,000	Sweden Government I/L 4.526% due 12/01/2008 (5)	7,684,122	9,946,296

See Notes to Schedules of Investments

MYR	50,260,000	Malaysian Government 4.305% due 2/27/2009 (5)	13,294,697	14,737,943
MYR	56,664,000	Malaysian Government 3.756% due 4/28/2011 (5)	15,184,696	16,558,732
EUR	5,500,000	Independent News & Media Plc 5 3/4% due 5/17/2009 (10)	6,095,387	7,576,283
EUR	24,397,233	Republic of France O.A.T. I/L 3% due 7/25/2009 (g)(5)	26,167,015	33,737,855
EUR	123,925,382	Republic of France O.A.T. I/L 3% due 7/25/2012 (g)(5)	166,017,151	175,333,393
EUR	22,300,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	27,449,228	29,611,757
GBP	1,000,000	Marks & Spencer 6 3/8% due 11/07/2011 (14)	1,704,439	2,030,903
EUR	33,100,000	UPC Holding BV 7 3/4% due 1/15/2014 (b)(10)	38,499,722	42,140,388
EUR	21,600,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	25,543,073	28,682,240
EUR	10,000,000	FINEL 9 1/2% due 10/15/2017 (b)(d)(e)(f)(11)	12,045,000	6,844,750
EUR	8,000,000	FINEL 9 1/2% due 6/30/2017 (b)(d)(e)(f)(11)	9,649,600	5,475,800
			483,046,272	527,270,769
		Non U.S. Dollar Convertible Bonds (0.03%)
EUR	243,500	Havas SA 4% due 1/01/2009 (10)	1,986,854	3,627,999.00

		Total Notes, Bonds and Convertible Bonds	488,001,409	534,218,768

		Short-Term Investments (14.96%)
$28,000,000		Henkel Corporation 5.26% due 8/01/2007	28,000,000	28,000,000
26,039,000		Hitachi Limited 5.42% due 8/01/2007	26,039,000	26,039,000
21,200,000		HJ Heinz Company 5.33% due 8/01/2007	21,200,000	21,200,000
16,300,000		HJ Heinz Company 5.31% due 8/01/2007	16,300,000	16,300,000
15,077,000		HJ Heinz Company 5.34% due 8/09/2007	15,059,109	15,059,109
21,600,000		HJ Heinz Company 5.35% due 8/14/2007	21,558,270	21,558,270
25,000,000		HJ Heinz Company 5.35% due 8/17/2007	24,940,556	24,940,556
20,000,000		HJ Heinz Company 5.32% due 8/28/2007	19,920,200	19,920,200
25,000,000		AstraZeneca Plc 5.27% due 8/02/2007	24,996,340	24,996,340
13,950,000		AstraZeneca Plc 5.26% due 8/03/2007	13,945,924	13,945,924
51,137,000		AstraZeneca Plc 5.26% due 8/20/2007	50,995,038	50,995,038
30,841,000		AstraZeneca Plc 5.275% due 8/20/2007	30,755,138	30,755,138
25,000,000		AstraZeneca Plc 5.26% due 8/29/2007	24,897,722	24,897,722
19,300,000		AstraZeneca Plc 5.26% due 9/17/2007	19,167,463	19,167,463
1,277,000		L’Oréal SA 5.25% due 8/02/2007	1,276,814	1,276,814
18,093,000		L’Oréal SA 5.23% due 8/08/2007	18,074,600	18,074,600
22,500,000		L’Oréal SA 5.24% due 8/23/2007	22,427,950	22,427,950
13,050,000		L’Oréal SA 5.25% due 8/28/2007	12,998,616	12,998,616
25,000,000		Hewlett-Packard Company 5.26% due 8/03/2007	24,992,694	24,992,694
13,155,000		Hewlett-Packard Company 5.25% due 8/03/2007	13,151,163	13,151,163
23,435,000		Hewlett-Packard Company 5.23% due 9/21/2007	23,261,366	23,261,366
20,300,000		Air Liquide 5.25% due 8/03/2007	20,294,079	20,294,079
27,500,000		Air Liquide 5.27% due 8/27/2007	27,395,332	27,395,332
25,000,000		Nestlé Capital Corporation 5.21% due 8/06/2007	24,981,910	24,981,910
25,000,000		Caterpillar Financial Services Corporation 5.23% due 8/06/2007	24,981,840	24,981,840
25,000,000		Caterpillar Financial Services Corporation 5.23% due 9/27/2007	24,792,979	24,792,979
3,915,000		Wal-Mart Stores, Inc. 5.21% due 8/06/2007	3,912,167	3,912,167
11,688,000		Wal-Mart Stores, Inc. 5.22% due 8/28/2007	11,642,241	11,642,241
50,000,000		Time Warner 5.35% due 8/07/2007	49,955,417	49,955,417
25,000,000		Time Warner 5.36% due 8/10/2007	24,966,500	24,966,500
25,000,000		Time Warner 5.35% due 8/13/2007	24,955,417	24,955,417
25,000,000		Time Warner 5.35% due 8/24/2007	24,914,549	24,914,549
25,000,000		Time Warner 5.37% due 8/30/2007	24,891,854	24,891,854
25,000,000		American Express Credit Corporation 5.23% due 8/07/2007	24,978,208	24,978,208
13,383,000		Cintas Corporation 5.25% due 8/07/2007	13,371,290	13,371,290
27,740,000		Kraft Foods Inc. 5.33% due 8/08/2007	27,711,251	27,711,251
25,000,000		Kraft Foods Inc. 5.33% due 8/09/2007	24,970,389	24,970,389
25,000,000		Kraft Foods Inc. 5.37% due 8/09/2007	24,970,167	24,970,167
24,000,000		Siemens AG 5.25% due 8/09/2007	23,972,000	23,972,000
30,159,000		Siemens AG 5.26% due 8/17/2007	30,088,495	30,088,495
25,000,000		Siemens AG 5.23% due 8/24/2007	24,916,465	24,916,465
21,706,000		Siemens AG 5.24% due 9/20/2007	21,548,029	21,548,029
15,566,000		Siemens AG 5.23% due 9/20/2007	15,452,930	15,452,930
10,000,000		Emerson Electric Company 5.26% due 8/09/2007	9,988,311	9,988,311
20,844,000		Merrill Lynch & Company Inc. 5.25% due 8/10/2007	20,816,642	20,816,642
25,000,000		Merrill Lynch & Company Inc. 5.25% due 8/15/2007	24,948,958	24,948,958
25,000,000		Merrill Lynch & Company Inc. 5.27% due 8/17/2007	24,941,444	24,941,444
20,000,000		Merrill Lynch & Company Inc. 5.26% due 8/31/2007	19,912,333	19,912,333
25,000,000		Merrill Lynch & Company Inc. 5.22% due 9/14/2007	24,840,500	24,840,500
25,000,000		Merrill Lynch & Company Inc. 5.22% due 9/17/2007	24,829,625	24,829,625
16,796,000		BMW US Capital LLC 5.24% due 8/10/2007	16,773,997	16,773,997
15,000,000		BMW US Capital LLC 5.22% due 8/15/2007	14,969,550	14,969,550
25,000,000		BMW US Capital LLC 5.22% due 8/22/2007	24,923,875	24,923,875
15,959,000		Wells Fargo & Company 5.22% due 8/10/2007	15,938,174	15,938,174

See Notes to Schedules of Investments

26,765,000	Wells Fargo & Company 5.23% due 8/27/2007	26,663,903		26,663,903
9,383,000	7-Eleven Inc. 5.28% due 8/10/2007	9,370,614		9,370,614
37,426,000	Target Corporation 5.23% due 8/13/2007	37,360,754		37,360,754
19,000,000	Target Corporation 5.24% due 8/20/2007	18,947,454		18,947,454
55,000,000	Target Corporation 5.23% due 8/27/2007	54,792,253		54,792,253
29,169,000	Procter and Gamble Company 5.22% due 8/13/2007	29,118,246		29,118,246
25,000,000	Procter and Gamble Company 5.24% due 8/20/2007	24,930,861		24,930,861
10,859,000	Pearson Holdings Inc. 5.35% due 8/13/2007	10,839,635		10,839,635
5,200,000	Honeywell International Inc. 5.21% due 8/13/2007	5,190,969		5,190,969
25,000,000	NYSE Euronext, Inc. 5.24% due 8/14/2007	24,952,694		24,952,694
16,658,000	NYSE Euronext, Inc. 5.26% due 8/24/2007	16,602,020		16,602,020
15,000,000	NYSE Euronext, Inc. 5.24% due 9/10/2007	14,912,667		14,912,667
13,705,000	NYSE Euronext, Inc. 5.24% due 9/14/2007	13,617,227		13,617,227
25,000,000	Colgate-Palmolive Company 5.21% due 8/16/2007	24,945,729		24,945,729
25,000,000	RaboBank USA Finance Corporation 5.23% due 8/20/2007	24,930,993		24,930,993
25,000,000	RaboBank USA Finance Corporation 5.245% due 8/24/2007	24,916,226		24,916,226
25,000,000	RaboBank USA Finance Corporation 5.26% due 8/28/2007	24,901,375		24,901,375
13,634,000	The Coca-Cola Company 5.24% due 8/27/2007	13,582,403		13,582,403
22,637,000	The Coca-Cola Company 5.22% due 8/28/2007	22,548,376		22,548,376
2,477,000	The Coca-Cola Company 5.24% due 9/04/2007	2,464,788		2,464,788
25,798,000	The Coca-Cola Company 5.22% due 9/04/2007	25,670,816		25,670,816
29,182,000	Monsanto Company 5.325% due 8/29/2007	29,061,138		29,061,138
25,000,000	Diageo Capital Plc 5.29% due 8/29/2007	24,897,139		24,897,139
24,013,000	Diageo Capital Plc 5.3% due 9/24/2007	23,822,097		23,822,097
	Total Short-Term Investments	1,725,545,258		1,725,545,258

	Total Investments (99.60%)	$8,027,843,652	*	11,493,035,228

	Other assets in excess of liabilities (0.40%)			46,421,964
	Net Assets (100.00%)			$11,539,457,192	**

* At July 31, 2007, cost is substantially identical for both book and federal income tax purposes.

Foreign Currency Exchange Contracts

Sales

Settlement			U.S. $	U.S. $ Value at	Unrealized	Unrealized
Dates	Foreign Currency To		To Be	July 31,	Appreciation at	Depreciation at
Through	Be Delivered		Received	2007	July 31, 2007	July 31, 2007
12/12/07	662,275,000	euro	$896,370,592	$909,798,294	—	$(13,427,702)
1/09/08	44,401,000	pound sterling	89,594,558	90,068,983	—	(474,425)
1/09/08	14,000,000	pound sterling	28,620,200	28,399,490	220,710	—
			$1,014,585,350	$1,028,266,767	$220,710	$(13,902,127)

Foreign Currencies
CAD -	Canadian dollar
EUR -	euro
GBP -	pound sterling
HKD -	Hong Kong dollar
MYR -	Malaysian ringgit
SEK -	Swedish krona
SGD -	Singapore dollar

Sector/Industry Classifications	Percent of Net Assets
(1) Consumer Discretionary	7.95%
(2) Consumer Staples	15.98%
(3) Energy	1.99%
(4) Financials	3.76%
(5) Government Issues	2.93%
(6) Health Care	5.28%
(7) Holding Companies	7.96%
(8) Industrials	10.16%
(9) Materials	3.98%
(10) Media	5.72%
(11) Paper and Forest Products	0.72%
(12) Precious Metals	5.87%
(13) Real Estate	0.28%
(14) Retail	0.97%
(15) Technology and Telecommunications	8.07%
(16) Transportation	3.02%

(a) Non-income producing security/commodity.

(b) All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers under the Securities Act of 1933.

(c) Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine months ended July 31, 2007.

	Purchases		Sales		Realized	Dividend
Affiliate	Shares	Cost	Shares	Cost	Gain/Loss	Income
Ariake Japan Company, Limited	1,032,900	$22,045,905	—	—	—	$208,230
Cosel Company Limited	1,814,900	30,080,305	—	—	—	286,858
Daeduck GDS Company, Limited	—	—	—	—	—	280,780
Deceuninck	82,310	2,482,623	—	—	—	501,710
FINEL SA	—	—	—	—	—	—
Fuji Seal International, Inc.	785,300	17,814,004	—	—	—	168,363
Fursys Inc.	125,220	3,528,124	—	—	—	332,931
Hankuk Paper Manufacturing Company, Limited	267,710	8,547,478	—	—	—	135,166
Haw Par Corporation Limited	969,800	4,577,096	—	—	—	1,485,054
Icom Inc.	528,400	14,517,597	—	—	—	64,772
Koninklijke Grolsch NV	—	—	—	—	—	1,020,038
Kose Corporation	1,278,900	36,015,941	—	—	—	424,778
Laurent-Perrier	—	—	70,162	$3,681,797	$3,553,892	734,689
Maezawa Kasei Industries Company, Limited	168,130	2,275,480	—	—	—	111,957
Meitec Corporation	1,389,567	41,209,747	—	—	—	403,262
Nitto Kohki Company, Limited	—	—	—	—	—	358,242
Pfeiffer Vacuum Technology AG	118,530	11,435,945	—	—	—	2,267,414
PT Bat Indonesia Tbk	—	—	—	—	—	—
Robertet SA	7,140	1,124,980	—	—	—	438,077
Sansei Yusoki Company, Limited	10,700	96,279	—	—	—	104,710
Shimano Inc.	232,300	6,554,671	—	—	—	1,448,777
Société Sucrière de Pithiviers-le Vieil	—	—	—	—	—	1,162,862
Spotless Group Limited	2,501,980	9,922,287	—	—	—	776,328
T. Hasegawa Company, Limited	68,100	1,121,336	—	—	—	230,617
Tasman Farms	—	—	—	—	—	—
Total					$3,553,892	$12,945,615

(d) Security for which there is less than three market makers.

(e) Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2007 is shown below.

			Carrying Value
Security	Acquisition Date	Cost	Per Share/Principal
FINEL	7/14/1999	$9,152,131	$1.36
FINEL 9½% due 6/30/2017	6/22/2005	9,649,600	0.68
FINEL 9½% due 10/15/2017	10/11/2005	12,045,000	0.68
Frégate SAS 2% Conv. Pfd. due 3/31/2013	4/30/2004	3,620,400	25.48
Hilti AG	11/30/2001	4,485,845	747.66

See Notes to Schedules of Investments

(f) Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.26% of net assets.

(g) Inflation protected security

(h) Held through Financiere Bleue, LLC.

See Notes to Schedules of Investments

First Eagle U.S. Value Fund

SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)
	Common and Preferred Stocks-U.S. (49.36%)

	Consumer Discretionary (4.37%)
271,920	International Speedway Corporation, Class ‘A’	$13,568,836	$13,022,249
234,680	McDonald’s Corporation	6,736,169	11,234,132
129,710	Weyco Group, Inc.	2,262,417	3,308,902
70,000	Hampshire Group, Limited (a)	1,171,963	1,365,000
600	St. John Knits International Inc. (a)	18,600	18,300
		23,757,985	28,948,583
	Consumer Staples (1.76%)
116,664	Anheuser-Busch Companies Inc.	5,143,798	5,689,703
168,915	Seneca Foods Corporation 0% Conv. Pfd. due 12/31/2049 (a)(d)	2,542,171	4,628,271
50,000	Seneca Foods Corporation, Class ‘A’ (a)	752,500	1,370,000
		8,438,469	11,687,974
	Energy (7.51%)
196,340	Apache Corporation	13,222,585	15,872,126
119,928	ConocoPhillips Company	4,247,616	9,694,980
126,970	Murphy Oil Corporation	6,509,946	7,877,219
161,760	Helmerich & Payne, Inc.	4,793,133	5,236,171
199,362	BJ Services Company	5,443,336	5,213,316
107,670	San Juan Basin Royalty Trust	3,989,231	3,494,968
27,131	SEACOR Holdings Inc. (a)	2,047,306	2,366,366
		40,253,153	49,755,146
	Financials (0.10%)
48,900	First Internet Bancorp (a)	802,923	682,155
	Health Care (3.70%)
329,410	Johnson & Johnson	20,398,378	19,929,305
41,820	Wellpoint Inc. (a)	3,150,859	3,141,518
40,000	Dentsply International Inc.	580,150	1,459,600
		24,129,387	24,530,423
	Holding Companies (2.94%)
177	Berkshire Hathaway Inc., Class ‘A’ (a)	14,783,882	19,470,000
	Industrials (6.02%)
1,239,695	Blount International Inc. (a)	13,695,961	14,095,332
364,420	Cintas Corporation	13,797,804	13,323,195
247,940	UniFirst Corporation	6,584,788	9,312,626
76,062	Covidien Limited (a)	2,345,801	3,114,739
		36,424,354	39,845,892
	Materials (0.04%)
426	Central Steel & Wire Company	167,885	271,788
	Media (7.63%)
228,870	Getty Images, Inc. (a)	9,688,542	10,283,129
308,525	Comcast Corporation-Special Class ‘A’ (a)	6,987,510	8,074,099
265,330	New York Times Company, Class ‘A’	6,495,874	6,065,444
288,803	Liberty Interactive (a)	4,832,099	6,050,423
182,295	News Corporation, Class ‘A’	2,889,189	3,850,070
91,645	Clear Channel Communications, Inc.	2,865,965	3,381,701
102,830	CBS Corporation, Class ‘B’	2,969,115	3,261,768
61,432	OmniCom Group	2,723,986	3,186,478
27,454	Liberty Capital (a)	1,647,788	3,142,110
34,300	Meredith Corporation	1,758,325	1,937,607
33,410	Viacom Inc. (a)	1,141,884	1,279,603
		44,000,277	50,512,432

	Paper and Forest Products (2.71%)
222,045	Plum Creek Timber Company, Inc.	7,295,639	8,628,669
161,620	Rayonier Inc.	5,272,320	6,842,991
48,020	Deltic Timber Corporation	2,307,309	2,496,560
		14,875,268	17,968,220
	Precious Metals (0.60%)
94,570	Newmont Mining Corporation Holding Company	4,182,032	3,948,298
	Real Estate (0.02%)
1,595	Prologis Trust 8.54% Pfd. Series ‘C’	82,039	98,491
8,000	LandCo LLC (a)(c)(d)(e)	27,840	27,840
		109,879	126,331
	Retail (6.12%)
307,320	Costco Wholesale Corporation	13,508,303	18,377,736
269,500	Wal-Mart Stores, Inc.	12,384,390	12,383,525
89,370	Tiffany & Company	2,760,620	4,312,103
113,560	Barnes & Noble, Inc.	4,002,218	3,809,938
55,000	Dillard’s Inc., Class ‘A’	798,967	1,643,950
		33,454,498	40,527,252
	Technology and Telecommunications (4.89%)
464,505	Microsoft Corporation	10,967,508	13,466,000
341,170	Intel Corporation	6,380,868	8,058,435
149,870	Linear Technology Corporation	4,906,570	5,342,866
108,980	Maxim Integrated Products, Inc.	3,491,903	3,454,666
73,955	Dell Inc. (a)	1,662,205	2,068,521
		27,409,054	32,390,488
	Utilities (0.95%)
88,100	CalEnergy Capital Trust 6½% Conv. Pfd.	3,778,988	4,162,725
39,550	IDACORP, Inc.	1,147,155	1,224,468
40,000	Hawaiian Electric Industries, Inc.	845,477	912,400
		5,771,620	6,299,593
	Total Common and Preferred Stocks-U.S.	278,560,666	326,964,575

	Common Stocks-Non U.S. (2.45%)

	France (2.35%)
373,860	Sanofi-Aventis ADR (5)	15,477,366	15,608,655

	United Kingdom (0.10%)
184,870	JZ Equity Partners, Plc (3)	368,872	598,101
1,170	Amdocs Limited (a)(10)	21,550	42,342
		390,422	640,443
	Total Common Stocks-Non U.S.	15,867,788	16,249,098

Ounces
Commodity (3.39%)
33,770	Gold bullion (a)	19,099,876	22,446,882

Principal
Amount
	Notes and Bonds and Convertible Bonds (10.91%)

	U.S. Treasury Notes (1.72%)
$11,136,000	U.S. Treasury Note 5 1/8 % due 6/30/2011 (4)	11,150,631	11,356,114

	U.S. Dollar Bonds and Notes (9.19%)
250,000	Crescent Real Estate Equities Company 9¼% due 4/15/2009 (9)	250,000	256,095
1,075,000	GATX Corporation 8 7/8% due 6/01/2009 (3)	1,049,472	1,138,261
500,000	American Standard Companies Inc. 8¼% due 6/01/2009 (6)	508,975	522,855
1,000,000	Briggs & Stratton Corporation 8 7/8% due 3/15/2011 (1)	1,030,015	1,055,000
4,359,000	Celestica Inc. 7 7/8% 7/01/2011 (10)	4,187,342	4,108,358

1,660,000	Celestica Inc. 7 5/8% 7/01/2013 (10)	1,553,327		1,502,300

18,300,000	Blount International Inc. 8 7/8% due 8/01/2012 (6)	18,596,243		16,927,500
4,679,000	Tronox Worldwide LLC 9½% due 12/01/2012 (7)	4,844,716		4,655,605
125,000	R.H. Donnelley Finance Corporation 10 7/8% due 12/15/2012 (b) (3)	125,000		132,500
1,000,000	Texas Industries, Inc. 7¼% due 7/15/2013 (7)	1,000,000		995,000
786,000	Sirius Satellite Radio Inc. 9 5/8% due 8/01/2013 (8)	765,217		754,560
250,000	Jostens, Inc. 10¼% due 12/01/2013 (a)(1)	182,158		223,750
250,000	Elizabeth Arden Inc. 7¾% due 1/15/2014 (2)	250,000		241,875
449,345	Avis Budget Car Rental LLC 7 5/8% due 5/15/2014 (6)	440,336		433,618
6,424,000	Yankee Acquisition Corporation 8½% due 2/15/2015 (1)	6,554,772		5,942,200
19,697,000	Yankee Acquisition Corporation 9¾% due 2/15/2017 (1)	19,743,339		17,628,815
4,434,000	Valassis Communications, Inc 8¼ due 3/01/2015 (b)(8)	4,310,036		3,791,070
600,000	Bausch & Lomb Inc. 7 1/8 % due 8/01/2028 (5)	509,721		590,384
		65,900,669		60,899,746
	Total Notes, Bonds and Convertible Bonds	77,051,300		72,255,860

	Short-Term Investments (35.27%)
33,118,000	Hitachi Limited 5.42% due 8/01/2007	33,118,000		33,118,000
5,000,000	Rabobank 5.27% due 8/01/2007	5,000,000		5,000,000
21,400,000	L'Oréal SA 5.25% due 8/02/2007	21,396,879		21,396,879
7,233,000	L'Oréal SA 5.25% due 8/10/2007	7,223,507		7,223,507
1,200,000	L'Oréal SA 5.24% due 8/13/2007	1,197,904		1,197,904
9,289,000	L'Oréal SA 5.23% due 8/15/2007	9,270,107		9,270,107
10,000,000	The Coca-Cola Company 5.22% due 8/02/2007	9,998,550		9,998,550
5,000,000	The Coca-Cola Company 5.25% due 8/06/2007	4,996,354		4,996,354
11,103,000	The Coca-Cola Company 5.22% due 9/04/2007	11,048,262		11,048,262
5,731,000	Wells Fargo 5.24% due 8/02/2007	5,730,166		5,730,166
11,050,000	Astrazeneca 5.26% due 8/03/2007	11,046,771		11,046,771
10,000,000	Merrill Lynch & Company Inc. 5.28% due 8/03/2007	9,997,066		9,997,066
20,000,000	Merrill Lynch & Company Inc. 5.27% due 8/17/2007	19,953,155		19,953,155
10,000,000	Merrill Lynch & Company Inc. 5.26% due 8/31/2007	9,956,166		9,956,166
6,173,000	Pitney Bowes 5.23% due 8/03/2007	6,171,206		6,171,206
13,820,000	Pitney Bowes 5.26% due 8/06/2007	13,809,904		13,809,904
5,000,000	Pitney Bowes 5.26% due 8/07/2007	4,995,617		4,995,617
5,000,000	Diageo Capital Plc 5.31% due 8/03/2007	4,998,522		4,998,522
4,303,000	Air Products and Chemicals Inc. 5.26% due 8/07/2007	4,299,228		4,299,228
5,272,000	Kraft Foods 5.32% due 8/08/2007	5,266,546		5,266,546
22,659,000	Nestlé Capital Corporation 5.24% due 8/10/2007	22,629,317		22,629,317
9,792,000	Emerson Electric Company 5.24% due 8/15/2007	9,772,046		9,772,046
1,797,000	Siemens AG 5.24% due 8/27/2007	1,790,199		1,790,199
	Total Short-Term Investments	233,665,472		233,665,472

	Total Investments (101.38%)	$624,245,102	*	671,581,887

	Liabilities in excess of other assets (-1.38%)			(9,139,842)

	Net assets (100.00%)			$662,442,045

*  At July 31, 2007 cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classifications

(1) Consumer Discretionary

(2) Consumer Staples

(3) Financials

(4) Government Issues

(5) Health Care

(6) Industrials

(7) Materials

(8) Media

(9) Real Estate

(10) Technology and Telecommunications

(a)	Non-income producing security.
(b)

All or a portion of this seecurity is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)

Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2007 is shown below.

Security	Acquisition Date	Cost	Carrying Value Per Share/Principal
LandCo LLC	9/6/06	$27,840	$3.48

(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.70% of net assets.
(e)	Security for which there is less than three market makers.

FIRST EAGLE GOLD FUND

SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)

	Common Stocks and Warrants (71.71%)
	Australia (10.88%)
2,396,210	Newcrest Mining Limited	31,678,316	51,172,227
19,248,945	Lihir Gold Limited (a)	23,945,932	50,517,104
2,341,034	Kingsgate Consolidated Limited	8,290,742	9,958,628
		63,914,990	111,647,959
	Canada (29.30%)
3,136,748	Barrick Gold Corporation	91,369,740	103,199,009
5,989,992	IAMGOLD Corporation	33,624,437	49,529,650
3,718,460	Kinross Gold Corporation (a)	28,773,236	48,265,611
4,621,350	Aurizon Mines Limited (a)	6,761,828	17,890,498
1,543,610	Minefinders Corporation (a)	12,522,870	17,085,953
2,850,940	Miramar Mining Corporation (a)	2,526,866	13,688,798
2,819,290	Metallica Resources Inc. (a)	3,861,514	13,404,376
265,958	Agnico-Eagle Mines Limited	3,442,262	11,353,039
1,265,490	Dundee Precious Metals, Inc., Class ‘A’ (a)	8,292,514	11,225,018
269,680	Goldcorp Inc.	6,308,343	6,852,569
1,626,800	Richmont Mines Inc. (a)(c)	5,310,115	4,188,332
750,000	Golden Star Resources Limited (a)(b)	970,106	2,790,000
765,600	Wesdome Gold Mines Inc. (a)(b)	662,515	1,151,008
		204,426,346	300,623,861

	Mexico (3.02%)
2,354,540	Industrias Peñoles, SA de C.V.	7,198,691	31,019,053

	South Africa (17.54%)
3,425,470	Gold Fields Limited ADR	50,381,966	56,588,764
1,002,040	AngloGold Ashanti Limited ADR	38,831,246	42,246,006
3,038,720	Harmony Gold Mining Company Limited ADR (a)	33,587,986	42,055,885
1,706,460	Randgold Resources Limited ADR	30,083,140	39,077,934
		152,884,338	179,968,589

	United Kingdom (0.02%)
368,620	Trans-Siberian Gold Limited (a)	625,781	232,515

	United States (10.95%)
1,977,870	Newmont Mining Corporation Holding Company	90,749,470	82,576,072
1,203,690	Royal Gold, Inc.	24,591,925	29,707,069
400,000	Canyon Resources Corporation warrants exp 12/01/2008 (a)(d)(e)	—	—
		115,341,395	112,283,141

	Total Common Stocks and Warrants	544,391,541	735,775,118

Ounces
Commodity (24.73%)
381,616	Gold bullion (a)	173,791,731	253,660,444

Principal
Amount
Short-Term Investment (3.43%)
$25,493,000	Hitachi Limited 5.42% due 8/01/2007	25,493,000	25,493,000

See Notes to Schedule of Investments

9,697,000	Diageo Capital Plc 5.32 due 8/03/2007	9,694,134		9,694,134
	Total Short-Term Investments	35,187,134		35,187,134

	Total Investments (98.87%)	$753,370,406	*	1,024,622,696	**

	Other assets in excess of liabilities (0.13%)			1,352,963

	Net Assets (100.00%)			$1,025,975,659

*                 At July 31, 2007 cost is substantially identical for both book and federal income tax purposes.

(a)       Non-income producing security/commodity.

(b)       All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)        Affiliate as defined by the Investment Company Act of 1940. An affiliate is defined as a company in which the Fund directly or indirectly owns, controls, or holds power to vote 5% or more of the outstanding voting securities. Following is a summary of transactions with each such affiliate for the nine months ended July 31, 2007.

	Purchases
Affiliate	Shares	Cost
Richmont Mines Inc.	373,240	$1,040,810

(d)       Security for which there is less than three market makers.

(e)        Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing 0.00% of net assets.

See Notes to Schedule of Investments

FIRST EAGLE FUND OF AMERICA

SCHEDULE OF INVESTMENTS

July 31, 2007

(unaudited)

Number		Cost	Value
of Shares		(Note 1)	(Note 1)
	Common and Preferred Stocks - U.S. (88.09%)

	Biotechnology (1.99%)
199,850	Amgen Inc. (a)	11,154,595	10,739,939
181,860	InterMune Inc. (a)	2,620,663	3,882,711
645,800	Isolagen Inc. (a)	2,335,919	1,872,820
		16,111,177	16,495,470

	Consumer Discretionary (10.95%)
402,600	Autoliv Inc.	17,456,288	22,517,418
676,050	The DIRECTV Group, Inc. (a)	16,374,226	15,150,280
219,300	The Stanley Works (c)	10,033,758	12,133,869
449,720	Virgin Media Inc.	12,102,279	11,171,045
131,860	Fortune Brands Inc.	11,047,091	10,720,218
166,470	WESCO International Inc. (a)	10,648,590	8,914,468
89,400	The Black & Decker Corporation (c)	6,725,428	7,739,358
129,100	Domino’s Pizza Inc. (c)	3,720,662	2,472,265
		88,108,322	90,818,921

	Consumer Staples (2.66%)
517,390	Dean Foods Company	11,794,114	14,885,310
83,700	Anheuser-Busch Cos. Inc. (c)	4,311,166	4,082,049
138,350	Treehouse Foods Inc. (a)	2,750,555	3,100,423
		18,855,835	22,067,782

	Energy (17.87%)
705,600	Teekay Shipping Corporation (c)	29,944,634	39,562,992
318,650	Devon Energy Corporation (c)	19,737,365	23,774,477
412,800	Grant Prideco Inc. (a)(c)	17,895,982	23,158,080
483,800	Halliburton Company (c)	15,670,528	17,426,476
270,455	Atlas Pipeline Partners, L.P. (a)(f)	11,900,020	13,615,651
77,777	Atlas Pipeline Holdings, L.P. (a)(f)	2,099,979	3,136,113
296,480	Denbury Resources Inc. (a)	10,246,637	11,859,200
208,110	Atlas America Inc.	7,716,955	10,105,822
66,100	GlobalSantaFe Corporation (c)	3,966,387	4,740,031
22,300	Teekay Offshore Partners LP	468,300	779,608
		119,646,787	148,158,450

	Health Care Services (7.40%)
547,000	Baxter International Inc. (c)	20,278,890	28,772,200
395,400	Edwards Lifesciences Corporation (a)	16,363,221	18,172,584
791,640	HealthSouth Corporation (a)	19,523,294	12,507,912
5,125,781	Regen Biologics Inc. (a)	4,356,914	1,896,539
67,777	Assistive Technology Inc. Ser. E-1 (a)(b)(d)(e)	883,921	—
51,966	Assistive Technology Inc. Ser. E-2 (a)(b)(d)(e)	500,000	—
26,057	Assistive Technology Inc. Ser. F Pfd. (a)(b)(d)(e)	342,000	—
		62,248,240	61,349,235

	Industrials (14.33%)
665,500	American Standard Companies Inc. (c)	24,501,471	35,970,275
298,000	General Dynamics Corporation (c)	15,559,577	23,410,880
793,400	DynCorp International Inc. (a)(c)	10,030,251	16,907,354
119,800	Precision Castparts Corporation (c)	5,486,008	16,419,788
577,560	UAP Holding Corporation	9,787,955	15,692,305
110,590	Tyco International Limited	3,029,564	5,229,801
53,500	Joy Global Inc.	2,493,618	2,647,715
35,750	Flowserve Corporation	1,263,261	2,583,652
		72,151,705	118,861,770

See Notes to Schedule of Investments

	Information Technology (9.74%)
908,700	Agilent Technologies Inc. (a)(c)	27,120,420	34,666,905
420,200	DST Systems Inc. (a)(c)	21,713,923	31,880,574
1,646,898	LSI Corporation (a)	15,548,151	11,857,666
65,030	Tyco Electronics Limited (a)	1,421,306	2,329,375
		65,803,800	80,734,520

	Materials (10.64%)
384,020	Ball Corporation	11,452,872	19,688,705
789,700	Crown Holdings Inc. (a)(c)	13,909,278	19,395,032
211,230	Praxair, Inc. (c)	14,179,600	16,184,443
201,100	Eastman Chemical Company (c)	12,207,242	13,839,702
306,300	Eagle Materials Inc. (c)	13,726,166	13,394,499
60,700	Freeport-McMoRan Copper & Gold Inc., Class ‘B’ (c)	4,359,093	5,704,586
		69,834,251	88,206,967

	Pharmaceuticals (2.96%)
402,673	Theravance Inc. (a)(c)	8,672,586	10,779,556
1,032,230	Millennium Pharmaceuticals Inc. (a)(c)	10,516,867	10,415,201
465,800	Enzon Pharmaceuticals, Inc. (a)	4,032,747	3,353,760
		23,222,200	24,548,517

	Telecommunication Services (9.55%)
460,540	Alltel Corporation	24,634,336	30,372,613
187,600	Leap Wireless International Inc. (a)(c)	5,923,006	16,583,840
1,237,162	Dobson Communications Corporation (a)(c)	5,936,201	15,402,667
302,439	Rural Cellular Corporation Class ‘A’ (a)	3,658,416	12,902,048
224,370	Global Crossing Limited	5,386,059	3,955,643
		45,538,018	79,216,811

	Total Common and Preferred Stocks—U.S.	581,520,335	730,458,443

	Common Stocks — Non U.S. (8.15%)

	Canada (4.06%)
2,614,410	UTS Energy Corporation (a)(2)	14,303,510	15,157,068
324,200	Teck Cominco Limited, Class ‘B’ (4)(c)	11,788,739	14,394,480
214,900	MDS Inc. (1)	3,896,934	4,102,441
		29,989,183	33,653,989

	Singapore (0.98%)
331,500	Verigy Limited (3)(a)(c)	5,725,567	8,108,490

	United Kingdom (3.11%)
349,940	Shire Plc ADR (5)(c)	8,809,122	25,822,073
	Total Common Stock — Non U.S.	44,523,872	67,584,552

	Warrants - U.S. (0.00%)
9,873	Assistive Technology Inc. (a)(b)(d)(e)(1)	382	—
37,234	Assistive Technology Inc. Ser. E-1 (a)(b)(d)(e)(1)	—	—
1,470,588	Regen Biologics Inc. (a)(d)(e)(f)(1)	—	—
	Total Warrants - U.S.	382	—

	Repurchase Agreement (5.59%)
46,355,259	State Steet Bank and Trust 4¼%, dated 7/31/07, due 8/01/07, repurchase value $47,286,914 (collateralized by mortgage backed securities)(d)	46,355,259	46,355,259

	Total Investment Portfolio Excluding Options Written	672,399,848	844,398,254

Contracts
	Covered Call Options Written (-1.69%)
219	Agilent Technologies Inc. @ $37.50 exp. Aug 2007	(34,931)
219	Agilent Technologies Inc. @ $35 exp. Aug 2007	(79,935)
1,062	American Standard Companies Inc. @ $55 exp. Oct 2007	(339,840)

See Notes to Schedule of Investments

837	Anheuser-Busch Cos. Inc. @ $55 exp. Mar 2007			(25,110)
380	Baxter International Inc. @ $57.50 exp. Sep 2007			(17,100)
1,102	Baxter International Inc. @ $55 exp. Sep 2007			(121,220)
287	The Black & Decker Corporation @ $90 exp. Aug 2007			(41,041)
607	The Black & Decker Corporation @ $85 exp. Aug 2007			(238,551)
77	Crown Holdings Inc. @ $25 exp. Oct 2007			(8,855)
536	Devon Energy Corporation @ $75 exp. Aug 2007			(123,280)
284	Devon Energy Corporation @ $85 exp. Oct 2007			(56,800)
688	Devon Energy Corporation @ $80 exp. Oct 2007			(247,680)
209	Devon Energy Corporation @ $75 exp. Oct 2007			(100,320)
687	Dobson Communications Corporation @ $10 exp. Sep 2007			(176,903)
802	Domino’s Pizza Inc. @ $16.50 exp. Sep 2007			(228,570)
615	DST Systems Inc. @ $80 exp. Aug 2007			(43,050)
83	DST Systems Inc. @ $75 exp. Aug 2007			(21,165)
872	DynCorp International Inc. @ $22.50 exp. Sep 2007			(78,480)
863	DynCorp International Inc. @ $20 exp. Sep 2007			(179,072)
689	DynCorp International Inc. @ $17.50 exp. Sep 2007			(279,045)
86	Eagle Materials Inc. @ $50 exp. Aug 2007			(1,548)
260	Eagle Materials Inc. @ $45 exp. Aug 2007			(31,200)
386	Eastman Chemical Company @ $65 Sep 2007			(210,370)
1,209	Eastman Chemical Company @ $60 Sep 2007			(1,160,640)
295	Freeport-McMoRan Copper & Gold Inc., Class ‘B’ @ $80 Aug 2007			(432,175)
315	General Dynamics Corporation @ $80 exp. Aug 2007			(32,287)
160	GlobalSantaFe Corporation @ $60 exp. Aug 2007			(200,000)
419	GlobalSantaFe Corporation @ $65 exp. Oct 2007			(364,530)
276	Grant Prideco Inc. @ $50 exp. Oct 2007			(240,120)
1,747	Halliburton Company @ $35 exp. Aug 2007			(307,472)
475	Halliburton Company @ $35 exp. Oct 2007			(137,750)
621	Halliburton Company @ $32.50 exp. Oct 2007			(291,870)
644	Leap Wireless International Inc. @ $75 exp. Aug 2007			(888,720)
185	Leap Wireless International Inc. @ $85 exp. Oct 2007			(159,100)
2,028	Millennium Pharmaceuticals Inc. @ $10 exp. Aug 2007			(70,980)
845	Praxair, Inc. @ $70 exp. Aug 2007			(574,600)
731	Praxair, Inc. @ $75 exp. Oct 2007			(350,880)
1,198	Precision Castparts Corporation @ $105 exp. Aug 2007			(3,869,540)
1,665	Shire Plc ADR @ $70 exp. Oct 2007			(1,190,475)
1,136	The Stanley Works @ $60 exp. Oct 2007			(173,240)
746	Teck Cominco Limited, Class B @ $42.50 exp. Aug 2007			(238,720)
473	Teekay Shipping Corporation @ $55 exp. Aug 2007			(117,067)
75	Theravance Inc. @ $30 exp. Sep 2007			(4,500)
725	Verigy Limited @ $17.50 exp. Aug 2007			(511,125)
	Total Covered Call Options Written (premium $15,694,445)			(13,999,857)

	Total Investment Portfolio (100.14%)	$672,399,848	*	830,398,397

	Liabilities in excess of other assets (-0.14%)			(1,140,842)
	Net Assets (100.00%)			$829,257,555

* At July 31, 2007, cost is substantially identical for both book and federal income tax purposes.

Sector/Industry Classification
(1) Health Care Services
(2) Energy
(3) Information Technology
(4) Materials
(5) Pharmaceuticals

(a)	Non-income producing security.
(b)

Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission

See Notes to Schedule of Investments

under the Securities Act of 1933. Information concerning each restricted security holding on July 31, 2007 is shown below:

			Carrying Value
Security	Acquisition Date	Cost	Per Share/Principal

Assistive Technology Inc. Ser. E-1	10/31/1995	$883,921	$—

Assistive Technology Inc. Ser. E-2	12/19/1996	500,000	—

Assistive Technology Inc. Ser. F Pfd.	12/07/2001	342,000	—

Assistive Technology Inc. Warrants	10/21/1998	382	—

Assistive Technology Inc. Ser. E-1 Warrants	10/21/1998	—	—

(c)          At July 31, 2007, all or a portion of this security was segregated to cover collateral requirement for options.

(d)         Security for which there is less than three market makers.

(e)          Securities valued in accordance with the fair value procedures under the supervision of the Board of Trustees, representing 0% of net assets.

(f)            All or a portion of the security is exempt from registration under the Securities Act of 1933.

See Notes to Schedule of Investments

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of five separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust and was until April 23, 2004 a Maryland corporation operating under the name First Eagle Funds, Inc. (First Eagle SoGen Funds, Inc. prior to December 31, 2002). First Eagle Fund of America, previously a portfolio of a separate Delaware statutory trust, was reorganized as a portfolio of the Trust effective December 31, 2002.

Investment valuation— Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio investment (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively price), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 pm E.S.T). Forward currency contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

London closing exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly trade securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of

Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a–2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Funds
By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer

Date: September 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer		Date: September 25, 2007

\s\ John P. Arnhold
John P. Arnhold, President		Date: September 25, 2007